S000031375 [Member] Expense Example - Columbia Select Small Cap Value Fund	May 31, 2025 USD ($)
Columbia Select Small Cap Value Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,126
Columbia Select Small Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	692
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,236
Expense Example, with Redemption, 10 Years	2,036
Columbia Select Small Cap Value Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,195
Columbia Select Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	$ 1,265